OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 17,421	$ 17,175
Accumulated amortization	15,486	14,997
Amortized cost	1,935	2,178
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	639	639
Accumulated amortization	639	639
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,978	4,978
Accumulated amortization	4,945	4,901
Customer related intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,114	7,891
Accumulated amortization	6,853	6,534
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	874	874
Accumulated amortization	696	650
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,816	2,793
Accumulated amortization	$ 2,353	$ 2,273